MATTHEWS CHINA FUND
MATTHEWS CHINA FUND

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Institutional Class shareholders of Matthews China Fund:

Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 22 of the prospectus:

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China.

Please retain this Supplement with your records.